AB Cap Fund, Inc.

AB Select US Equity Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 89.6%
Information Technology – 21.6%
Communications Equipment – 0.7%
F5, Inc.(a)	7,636	$1,595,542

IT Services – 1.9%
PayPal Holdings, Inc.(a)	8,595	994,012
Visa, Inc. - Class A	16,276	3,609,528

		4,603,540

Semiconductors & Semiconductor Equipment – 4.6%
Advanced Micro Devices, Inc.(a)	20,246	2,213,698
Broadcom, Inc.	3,032	1,909,190
NVIDIA Corp.	10,897	2,973,355
NXP Semiconductors NV	8,706	1,611,307
QUALCOMM, Inc.	15,494	2,367,793

		11,075,343

Software – 8.4%
Adobe, Inc.(a)	5,120	2,332,774
Microsoft Corp.	47,043	14,503,827
Oracle Corp.	24,363	2,015,551
salesforce.com, Inc.(a)	5,327	1,131,029

		19,983,181

Technology Hardware, Storage & Peripherals – 6.0%
Apple, Inc.	82,156	14,345,259

		51,602,865

Financials – 13.8%
Banks – 7.4%
Fifth Third Bancorp	145,359	6,256,251
JPMorgan Chase & Co.	10,753	1,465,849
PNC Financial Services Group, Inc. (The)	23,178	4,275,182
Wells Fargo & Co.	114,691	5,557,926

		17,555,208

Capital Markets – 3.4%
Charles Schwab Corp. (The)	45,545	3,839,899
Goldman Sachs Group, Inc. (The)	5,983	1,974,988
Jefferies Financial Group, Inc.	68,475	2,249,404

		8,064,291

Diversified Financial Services – 3.0%
Berkshire Hathaway, Inc. - Class B(a)	20,398	7,198,658

		32,818,157

Health Care – 12.2%
Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	23,942	2,833,775

Health Care Providers & Services – 4.4%
Humana, Inc.	9,185	3,997,037
UnitedHealth Group, Inc.	12,993	6,626,040

		10,623,077

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 1.6%
Danaher Corp.	6,839	$2,006,084
Thermo Fisher Scientific, Inc.	2,921	1,725,289

		3,731,373

Pharmaceuticals – 5.0%
Eli Lilly & Co.	4,625	1,324,461
Johnson & Johnson	36,905	6,540,673
Pfizer, Inc.	79,596	4,120,685

		11,985,819

		29,174,044

Industrials – 12.1%
Aerospace & Defense – 3.7%
Boeing Co. (The)(a)	4,995	956,543
Northrop Grumman Corp.	8,022	3,587,599
Raytheon Technologies Corp.	42,735	4,233,756

		8,777,898

Commercial Services & Supplies – 1.2%
Republic Services, Inc. - Class A	22,451	2,974,757

Industrial Conglomerates – 2.6%
Honeywell International, Inc.	31,556	6,140,166

Machinery – 0.9%
Deere & Co.	5,504	2,286,692

Professional Services – 0.8%
Jacobs Engineering Group, Inc.	13,974	1,925,757

Road & Rail – 2.9%
CSX Corp.	50,171	1,878,904
Norfolk Southern Corp.	6,957	1,984,276
Union Pacific Corp.	10,926	2,985,092

		6,848,272

		28,953,542

Communication Services – 8.9%
Diversified Telecommunication Services – 0.8%
Comcast Corp. - Class A	41,494	1,942,749

Entertainment – 0.9%
Walt Disney Co. (The)(a)	16,342	2,241,469

Interactive Media & Services – 5.9%
Alphabet, Inc. - Class A(a)	3,967	11,033,615
Meta Platforms, Inc. - Class A(a)	13,103	2,913,583

		13,947,198

Wireless Telecommunication Services – 1.3%
T-Mobile US, Inc.(a)	23,632	3,033,167

		21,164,583

Consumer Discretionary – 8.5%
Hotels, Restaurants & Leisure – 0.8%
Booking Holdings, Inc.(a)	412	967,561

Company	Shares	U.S. $ Value

McDonald’s Corp.	4,056	$1,002,968

		1,970,529

Internet & Direct Marketing Retail – 2.7%
Amazon.com, Inc.(a)	1,999	6,516,640

Multiline Retail – 1.1%
Dollar Tree, Inc.(a)	6,374	1,020,796
Target Corp.	7,431	1,577,007

		2,597,803

Specialty Retail – 3.9%
Home Depot, Inc. (The)	15,103	4,520,781
Lowe’s Cos., Inc.	23,161	4,682,923

		9,203,704

		20,288,676

Energy – 6.5%
Energy Equipment & Services – 0.6%
Schlumberger NV	33,482	1,383,141

Oil, Gas & Consumable Fuels – 5.9%
Chevron Corp.	6,640	1,081,191
EOG Resources, Inc.	50,024	5,964,362
Exxon Mobil Corp.	29,468	2,433,762
Pioneer Natural Resources Co.	18,829	4,707,815

		14,187,130

		15,570,271

Consumer Staples – 3.8%
Beverages – 1.4%
PepsiCo, Inc.	20,031	3,352,789

Food & Staples Retailing – 0.6%
Costco Wholesale Corp.	2,617	1,507,000

Household Products – 1.8%
Procter & Gamble Co. (The)	27,403	4,187,178

		9,046,967

Utilities – 0.9%
Electric Utilities – 0.9%
NextEra Energy, Inc.	24,452	2,071,329

Materials – 0.7%
Chemicals – 0.7%
FMC Corp.	12,205	1,605,812

Real Estate – 0.6%
Equity Real Estate Investment Trusts (REITs) – 0.6%
SBA Communications Corp.	4,426	1,522,987

Total Common Stocks (cost $141,622,239)		213,819,233

Company		Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 3.0%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio - Class AB, 0.19%(b) (c) (d) (cost $6,992,071)		6,992,071	$6,992,071

	Principal Amount (000)

Time Deposits – 0.1%
BBH, Grand Cayman 0.25%, 04/01/2022	GBP	41	54,099
Citibank, London (0.78)%, 04/01/2022	EUR	35	38,777
Hong Kong & Shanghai Bank, Hong Kong 0.00%, 04/01/2022	HKD	153	19,511
Royal Bank of Canada, Toronto 0.07%, 04/01/2022	CAD	5	4,166
Sumitomo, Tokyo (0.38)%, 04/01/2022	JPY	1,521	12,494

Total Time Deposits (cost $129,047)			129,047

Total Investments – 92.6% (cost $148,743,357)(e)			220,940,351
Other assets less liabilities – 7.4%			17,751,686

Net Assets – 100.0%			$238,692,037

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $72,395,058 and gross unrealized depreciation of investments was $(198,064), resulting in net unrealized appreciation of $72,196,994.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

Glossary:

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Select US Equity Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$51,602,865	$-0-	$-0-	$51,602,865
Financials	32,818,157	-0-	-0-	32,818,157
Health Care	29,174,044	-0-	-0-	29,174,044
Industrials	28,953,542	-0-	-0-	28,953,542
Communication Services	21,164,583	-0-	-0-	21,164,583
Consumer Discretionary	20,288,676	-0-	-0-	20,288,676
Energy	15,570,271	-0-	-0-	15,570,271
Consumer Staples	9,046,967	-0-	-0-	9,046,967
Utilities	2,071,329	-0-	-0-	2,071,329
Materials	1,605,812	-0-	-0-	1,605,812
Real Estate	1,522,987	-0-	-0-	1,522,987
Short-Term Investments:
Investment Companies	6,992,071	-0-	-0-	6,992,071
Time Deposits	-0-	129,047	-0-	129,047

Total Investments in Securities	220,811,304	129,047	-0-	220,940,351
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$220,811,304	$129,047	$-0-	$220,940,351

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2022 is as follows:

Fund	Market Value 6/30/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,606	$45,938	$43,552	$6,992	$1
Government Money Market Portfolio*	-0-	7,621	7,621	-0-	0	**
Total				$6,992	$1

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.